Business Combination (Schedule of Common Stock after Business Combination) (Details)	Dec. 31, 2012	Aug. 21, 2012	Dec. 31, 2011
Number of shares outstanding after Business Combination
JWCAC public shares outstanding prior to the Business Combination		12,500,000
JWCAC founder shares		2,034,884
Total JWCAC shares outstanding prior to the Business Combination		14,534,884
Less: redemption of JWCAC public shares		(5,500,000)
Total JWCAC shares outstanding immediately prior to the effective date of the Business Combination		9,034,884
Common shares issued as consideration to members of The Tile Shop		32,000,000
Common shares issued to sponsor of JWCAC		1,500,000
Total common shares outstanding at closing, August 21, 2012	0	42,534,884	0